Related Parties Transactions - Schedule of Expenses Related to Service Agreement and the Office Services Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Costs and expenses	$ 228	$ 212	$ 146
Research and development [Member]
Related Party Transaction [Line Items]
Costs and expenses	57	53	36
Sales and marketing [Member]
Related Party Transaction [Line Items]
Costs and expenses	57	53	36
General and administrative [Member]
Related Party Transaction [Line Items]
Costs and expenses	$ 114	$ 106	$ 74